Accounting information and policies (Tables)	12 Months Ended
Jun. 30, 2020
Disclosure Of Accounting Policies, Changes In Accounting Estimates And Errors [Abstract]
Schedule of principal foreign exchange rates used in the translation of financial statements
The principal foreign exchange rates used in the translation of financial statements for the three years ended 30 June 2020, expressed in US dollars and euros per £1, were as follows:

	2020	2019	2018
US dollar
Income statement and cash flows(i)	1.26	1.29	1.35
Assets and liabilities(ii)	1.23	1.27	1.32
Euro
Income statement and cash flows(i)	1.14	1.13	1.13
Assets and liabilities(ii)	1.09	1.12	1.13
(i)    Weighted average rates
(ii)    Year end rates

Schedule of the contribution of the Group's Venezuelan operations
The following table presents the contribution of the group’s Venezuelan operations to the consolidated income statement, cash flow statement and net assets for the year ended 30 June 2020 and 30 June 2019 and with the amounts that would have resulted if the official DICOM exchange rate had been applied:

	Year ended 30 June 2020		Year ended 30 June 2019
	At estimated exchange rate	At DICOM exchange rate	At estimated exchange rate	At DICOM exchange rate
	10,024,865 VES/£	252,558 VES/£	403,700 VES/£	8,553 VES/£
	£ million	£ million	£ million	£ million
Net sales	—	3	—	3
Operating profit	—	10	—	2
Other finance income - hyperinflation adjustment	6	222	10	455
Net cash inflow from operating activities	—	6	—	5
Net assets	48	1,893	56	2,643